Net Fees And Commissions Income Details of fees and commissions income recognized (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Fee and commission income [Abstract]
Banking fees	₩ 673,582		₩ 660,556	₩ 676,114
Guarantee fees	65,779		66,549	78,922
Fees from project financing	13,394		20,213	15,521
Credit card fees	1,072,423		954,502	852,250
Brokerage fees	80,872		70,928	67,692
Others	163,148		92,722	66,841
Total	₩ 2,069,198	$ 1,938,504	₩ 1,865,470	₩ 1,757,340
Disclosure of composition of banking fees	Banking fees include agency commission, fees income from electronic finance, fees income related to loan, fees for import letter of credit dealing, commission received on foreign exchange and others.	Banking fees include agency commission, fees income from electronic finance, fees income related to loan, fees for import letter of credit dealing, commission received on foreign exchange and others.	Banking fees include agency commission, fees income from electronic finance, fees income related to loan, fees for import letter of credit dealing, commission received on foreign exchange and others.	Banking fees include agency commission, fees income from electronic finance, fees income related to loan, fees for import letter of credit dealing, commission received on foreign exchange and others.